Finance receivables, net - Finance Receivables Due for Payment (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Receivables [Abstract]
2021	€ 1,716.1
2022	406.4
2023
2024	0.0
2025	0.0
Thereafter	0.0
Finance receivables, gross	€ 2,122.5	€ 994.4